Primary and secondary segment reporting	6 Months Ended
Jun. 30, 2019
Primary and secondary segment reporting
Primary and secondary segment reporting

12.   Segment information

For Group management purposes, the primary level of segmentation, by geographical area, comprised at December 31, 2018, five segments: four operating areas plus Corporate Centre. The operating areas, which include all the business activities carried on therein by the Group, are Continental Europe, the United Kingdom, Latin America and the United States, based on the location of the Group’s assets.

As of June 30, 2019 the Group has aligned the information in this note in a manner consistent with the current reporting structure and the way in which Management monitors the Group’s segments and units.

This financial information (“underlying basis”) is computed by adjusting reported results for the effects of certain gains and losses (e.g.: capital gains, write-downs, etc.). These gains and losses are items that management and investors ordinarily identify and consider separately to understand better the underlying trends in the business.

The main changes, which have been applied to all segment information for all periods included in the interim financial statements, are the following:

•

Creation of the new geographic segment Europe that includes the existing units under the previous Continental Europe segment (Spain, Portugal, Poland, Santander Consumer Finance) plus the UK (that was previously a segment on its own and is now a unit under the segment Europe).

•	Creation of the new geographic segment North America that comprises the existing units under the previous US segment plus Mexico.
•	Creation of the new geographic segment South America that comprises the existing units under the previous Latin America segment except for Mexico.
•	Creation of a new reporting segment, Santander Global Platform, which includes the global digital services under a single unit:
-	The fully digital native bank Openbank and Open Digital Services (ODS).
-

Global Payments Services: payments platform to better serve the customers with value propositions developed globally, including Superdigital, Pago FX and the recently launched global business (Global Merchant Services and Global Trade Services).

-	Digital Assets: common digital Assets and Centres of Digital Expertise which help the banks of the Group in their digital transformation.

Following is the breakdown of revenue that is deemed to be recognised under Dividend income, Commission income, Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gain or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net, Other operating income and Income from assets under insurance and reinsurance contracts in the accompanying consolidated income statements for the six-month period ended June 30, 2019 and 2018.

Also, it is disclosed the reconciliation between the adjusted profit and the statutory profit corresponding to the six month period ended June 30, 2019 and 2018:

	Millions of euros
	Revenue from ordinary activities		Profit		Profit before taxes
Segment	06-30-2019	06-30-2018	06-30-2019	06-30-2018	06-30-2019	06-30-2018
Europe	16,190	16,406	2,354	2,422	3,549	3,610
South America	14,420	15,497	1,961	690	3,661	1,265
North America	8,768	7,179	889	1,846	1,594	3,499
Santander Global Platform	61	52	(51)	(23)	(70)	(29)
Corporate Centre	(101)	(178)	(1,108)	(883)	(1,155)	(865)
Underlying Profit	39,338	38,956	4,045	4,052	7,579	7,480
Adjustments	—	—	(814)	(300)	(1,048)	(581)
Statutory Profit	39,338	38,956	3,231	3,752	6,531	6,899

Explanation of adjustments at June 30, 2019:

•	Gains due to the sale of the equity stake in Prisma, with a net impact of EUR 150 million.
•	Losses given the sale of properties with a net impact of EUR -180 million.
•	Restructuring costs in United Kingdom, Poland and Spain with a net impact of EUR-704 million.
•	Provisions for PPI with a net impact of EUR -80 million.

Explanation of adjustments at June 30, 2018:

•

Restructuring costs: The net impact of EUR -300 million on Profit related to restructuring costs in connection with the integration of Banco Popular Español, S.A.U., as follows EUR -280 million in Spain, EUR -40 million in Corporate Centre and EUR 20 million in Portugal.